Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Accrued Expenses and Other Current Liabilities

	December 31
	2015	2016
	US$	US$
Wages and bonus	20,365	29,028
Dividends	15,839	21,382
Research and development payable	2,953	5,456
License fees and royalties	4,173	4,021
Professional fees	2,126	2,038
Equipment	1,285	492
Others	5,340	6,319

	52,081	68,736